PIMCO Low Duration Portfolio Annual Fund Operating Expenses - Institutional Class [Member] - PIMCO Low Duration Portfolio - Institutional	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.51%

[1]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.50% for Institutional Class shares.